Net Income (Loss) per Common Unit - Schedule of Net Income (Loss) per Unit and Allocation of Distribution (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	0 Months Ended		3 Months Ended																6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended					6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended					6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended					6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended					6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2014	May 15, 2014 Cheniere Energy Partners, LP [Member]	Feb. 14, 2014 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]		Sep. 30, 2013 Cheniere Energy Partners, LP [Member]		Jun. 30, 2013 Cheniere Energy Partners, LP [Member]		Mar. 31, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Sep. 30, 2012 Cheniere Energy Partners, LP [Member]		Jun. 30, 2012 Cheniere Energy Partners, LP [Member]		Mar. 31, 2012 Cheniere Energy Partners, LP [Member]		Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]		Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Creole Trail Pipeline Business [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Creole Trail Pipeline Business [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Creole Trail Pipeline Business [Member]		Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Common Units [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Common Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Common Units [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Common Units [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Common Units [Member]		Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Common Units [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Common Units [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Common Units [Member] Creole Trail Pipeline Business [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Common Units [Member] Creole Trail Pipeline Business [Member]		Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Class B Units [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Class B Units [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Class B Units [Member]		Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Class B Units [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Class B Units [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Class B Units [Member] Creole Trail Pipeline Business [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Class B Units [Member] Creole Trail Pipeline Business [Member]		Jun. 30, 2014 Cheniere Energy Partners, LP [Member] Subordinated Units [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Subordinated Units [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Subordinated Units [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Subordinated Units [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Subordinated Units [Member]		Jun. 30, 2013 Cheniere Energy Partners, LP [Member] Subordinated Units [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Subordinated Units [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] Subordinated Units [Member] Creole Trail Pipeline Business [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] Subordinated Units [Member] Creole Trail Pipeline Business [Member]		Jun. 30, 2014 Cheniere Energy Partners, LP [Member] General Partner [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] General Partner [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] General Partner [Member]		Jun. 30, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] General Partner [Member] Creole Trail Pipeline Business [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member] General Partner [Member] Creole Trail Pipeline Business [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member] General Partner [Member] Creole Trail Pipeline Business [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ 0	$ 54	$ (54)	$ 8,945			$ (61,266)	[1]	$ (98,108)	[1]	$ (47,010)	[1]	$ (51,733)	[1]	$ (68,612)	[1]	$ (51,371)	[1]	$ (30,386)	[1]	$ (25,062)	[1]	$ (295,957)	$ (98,743)	$ (258,117)		$ (175,431)	[1]	$ (53,560)	[1]								$ (86,017)		$ (67,263)	$ (28,351)		$ (5,098)								$ 0		$ 0	$ 0		$ 0								$ (204,021)		$ (167,905)	$ (114,678)		$ (25,301)								$ (5,919)		$ (4,799)	$ (7,107)		$ (620)
Declared distributions					5,084	5,084																	49,508	49,508	99,015		61,501	[1]	50,136	[1]								48,518	48,518	97,035	60,271	[1]	49,134	[1]							0	0	0	0	[1]	0	[1]							0	0	0	0	[1]	0	[1]							990	990	1,980	1,230	[1]	1,002	[1]
Amortization of beneficial conversion feature of Class B units																											0	[1]													(5,149)	[1]												25,319	[1]												(20,170)	[1]												0	[1]
Assumed allocation of undistributed net loss																							(345,465)	(148,251)	(357,132)		(236,932)	[1]	(103,696)	[1]								(100,406)	(37,741)	(98,522)	(46,061)	[1]	(14,819)	[1]							0	0	0	0	[1]	0	[1]							(238,150)	(89,519)	(233,680)	(157,917)	[1]	(64,713)	[1]							(6,909)	(2,597)	(6,780)	(7,659)	[1]	(1,623)	[1]
Assumed allocation of net income (loss)																																						(51,888)	10,777	(1,487)	9,061	[1]	34,315	[1]							0	0	0	25,319	[1]	0	[1]							(238,150)	(89,519)	(233,680)	(178,087)	[1]	(64,713)	[1]							(5,919)	(1,607)	(4,800)	(6,429)	[1]	(621)	[1]
Assumed allocation of net income (loss) adjusted for the Creole Trail Pipeline Business																																													5,430	(6,762)	3,463	[1]	30,199	[1]								0	0	25,319	[1]	0	[1]								(102,198)	(246,192)	(197,278)	[1]	(82,687)	[1]								(1,975)	(5,163)	(6,935)	[1]	(1,072)	[1]
Weighted average units outstanding			231,700	231,700																			57,079	51,345	54,235		33,470	[1]	27,910	[1]								57,079	51,345	54,235	33,470		27,910	[1]							145,333	135,587	140,500	43,303		0	[1]							135,384	135,384	135,384	135,384		135,384	[1]
Net income (loss) per unit	$ 0.00	$ 0.00	$ 0.00	$ 0.04			$ (0.01)	[1],[2]	$ (0.20)	[1],[2]	$ 0.11	[1],[2]	$ 0.10	[1],[2]	$ (0.06)	[1],[2]	$ 0.04	[1],[2]	$ 0.17	[1],[2]	$ 0.23	[1],[2]	$ (0.91)	$ 0.21	$ (0.03)	[3]	$ 0.27	[1],[3]	$ 1.23	[1],[3]								$ (0.91)	$ 0.21	$ (0.03)	$ 0.27		$ 1.23	[1]							$ 0.00	$ 0.00	$ 0.00	$ 0.58		$ 0.00	[1]							$ (1.76)	$ (0.66)	$ (1.73)	$ (1.32)		$ (0.48)	[1]
Net income (loss) per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business																																													$ 0.11	$ (0.12)	$ 0.10	[1]	$ 1.08	[1]								$ 0.00	$ 0.00	$ 0.58	[1]	$ 0.00	[1]								$ (0.75)	$ (1.82)	$ (1.46)	[1]	$ (0.61)	[1]
Net loss attributable to Creole Trail Pipeline Business																							$ 0	$ (18,394)	$ (18,150)		$ (25,295)	[1]	$ (22,541)	[1]	$ 0	$ (18,394)	$ (18,150)	$ (25,295)	[1]	$ (22,541)	[1]

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.
[2]	The sum of the quarterly net income (loss) per common unit may not equal the full year amount as the computations of the weighted average common units outstanding for basic and diluted common units outstanding for each quarter and the full year are performed independently.
[3]	See Note 16—”Net Income (Loss) per Common Unit” in our Notes to Consolidated Financial Statements for an adjusted net income (loss) per common unit that includes pre-acquisition date net losses of the Creole Trail Pipeline Business.